Initial Public Offering (Q2) (Details) - USD ($)		6 Months Ended
	Mar. 02, 2021	Jun. 30, 2021
Initial Public Offering [Abstract]
Gross proceeds from initial public offering		$ 149,500,000
Deferred offering costs associated with initial public offering	$ 8,800,000
Deferred underwriting commissions	$ 5,200,000
Initial Public Offering [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Shares issued (in shares)	14,950,000
Share price (in dollars per share)	$ 10.00
Gross proceeds from initial public offering	$ 149,500,000
Over-Allotment Option [Member]
Initial Public Offering [Abstract]
Shares issued (in shares)	1,950,000
Over-Allotment Option [Member] | Public Shares [Member]
Initial Public Offering [Abstract]
Shares issued (in shares)	1,950,000
Share price (in dollars per share)	$ 10.00